PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 4,036	$ 4,318
Additions to right-of-use assets	61	75
Depreciation, right-of-use assets	84	86
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3	2
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 409	$ 449